Subsequent Events (Details) - Subsequent Event [Member]	Nov. 14, 2025 shares
Subsequent Event [Line Items]
Conversion of outstanding shares	100,000
Class B Preferred Stock [Member]
Subsequent Event [Line Items]
Conversion of outstanding shares	671,072
Minimum [Member] | Class A Preferred Stock [Member]
Subsequent Event [Line Items]
Conversion of shares issued	379.35029
Maximum [Member] | Class A Preferred Stock [Member]
Subsequent Event [Line Items]
Conversion of shares issued	37,935,029